Derivative Liabilities - Schedule of Common Stock Purchase Derivative Liability Warrants (Details) - Derivative Liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities - Schedule of Common Stock Purchase Derivative Liability Warrants (Details) [Line Items]
Derivative liabilities outstanding, Beginning balance	$ 68,455
Derivative liabilities outstanding, Ending balance	369,158	68,455
Addition of new derivatives recognized as partial settlement of promissory notes		55,701
Addition of new derivatives during IPO	229,437
Change in fair value of derivative liabilities	$ 71,266	$ 12,754